UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                             March 31, 2013
                                                          --------------

Check here if Amendment [   ];                   Amendment Number:
                                                                  ------

This Amendment (Check only one.):         [   ] is a restatement.
                                          [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ------------------------------------------------------------
Address:    8400 Normandale Lake Blvd., Suite 1450
            ------------------------------------------------------------
            Bloomington, MN  55437
            ------------------------------------------------------------

Form 13F File No: 28-03099
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
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Title:  Chief Financial Officer and Chief Compliance Officer
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Phone:  (952) 841-0400
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Signature, Place, and Date of Signing:

/s/ John P. Flakne          Bloomington, Minnesota        4/24/13
------------------------------------------------------------------------
      (Signature)                 City/State               (Date)






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


Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                    108
                                                  ------------

Form 13F Information Table Value Total:          $     242,843
                                                  ------------
                                                   (thousands)

List of Other Included Managers:                          None





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


                                             KOPP INVESTMENT ADVISORS, LLC
                                              FORM 13F INFORMATION TABLE

                                                   MARCH 31, 2013


                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
NAME OF ISSUER                         TITLE OF                   VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER
--------------                           CLASS           CUSIP   (X$1000)  PRN AMT  PRN CALL DSCRET  MANAGERS   SOLE  SHARED  NONE
                                       --------          -----   -------   -------  --- ---- ------  --------   ----  ------  ----

3M Company                                COM          88579Y101      887     8,341 SH  N/A  Other    N/A        7,411          930
Accelrys, Inc.                            COM          00430U103    1,870   191,645 SH  N/A  Other    N/A      191,645
Achillion Pharmaceuticals Inc.            COM          00448Q201      677    77,315 SH  N/A  Other    N/A       77,315
Adept Technologies Inc.                 COM NEW        006854202      844   288,300 SH  N/A  Defined  N/A      288,300
Adept Technologies Inc.                 COM NEW        006854202      201    68,800 SH  N/A  Other    N/A       68,800
Aflac Incorporated                        COM          001055102      811    15,586 SH  N/A  Other    N/A       13,631        1,955
Akorn, Inc.                               COM          009728106    3,181   230,000 SH  N/A  Defined  N/A      230,000
Akorn, Inc.                               COM          009728106   14,152 1,023,250 SH  N/A  Other    N/A      979,640       43,610
Alcatel Lucent Spons ADR             SPONSORED ADR     013904305    3,529 2,653,129 SH  N/A  Other    N/A    2,359,529      293,600
Align Technology Inc.                     COM          016255101      538    16,054 SH  N/A  Other    N/A       16,054
Alkermes PLC                              SHS          G01767105    1,077    45,425 SH  N/A  Other    N/A       45,425
Amarin Corp. PLC ADS                 SPONSORED ADR NEW 023111206      619    83,600 SH  N/A  Defined  N/A       83,600
Amarin Corp. PLC ADS                 SPONSORED ADR NEW 023111206    3,005   405,590 SH  N/A  Other    N/A      390,000       15,590
American Express Company                  COM          025816109      897    13,302 SH  N/A  Other    N/A       11,552        1,750
Angiodynamics, Inc.                       COM          03475V101    2,137   186,939 SH  N/A  Other    N/A      164,681       22,258
Apache Corp.                              COM          037411105      592     7,675 SH  N/A  Other    N/A        6,645        1,030
Array Biopharma Inc.                      COM          04269X105    4,517   920,000 SH  N/A  Defined  N/A      920,000
Array Biopharma Inc.                      COM          04269X105   11,266 2,294,534 SH  N/A  Other    N/A    2,184,689      109,845
AtriCure Inc.                             COM          04963C209    1,510   190,642 SH  N/A  Other    N/A      190,642
Autozone Inc.                             COM          053332102      780     1,965 SH  N/A  Other    N/A        1,695          270
BioMarin Pharmaceutical Inc.              COM          09061G101      607     9,746 SH  N/A  Other    N/A        9,746
BlackRock Inc.                            COM          09247X101    1,013     3,945 SH  N/A  Other    N/A        3,450          495
Bristol Myers Squibb Co.                  COM          110122108      202     4,895 SH  N/A  Other    N/A        4,895
Cardiome Pharma Corp.                   COM NEW        14159U202       31    86,400 SH  N/A  Other    N/A       86,400
Celidex Therapeutics Inc.                 COM          15117B103    1,490   128,710 SH  N/A  Other    N/A      128,710
Cepheid Inc.                              COM          15670R107    1,161    30,270 SH  N/A  Other    N/A       30,270
Community Health Systems Inc.             COM          203668108      213     4,490 SH  N/A  Other    N/A        4,490
Constant Contact, Inc.                    COM          210313102    1,671   128,729 SH  N/A  Other    N/A      116,589       12,140
Covidien PLC Ordinary Shares              SHS          G2554F113      729    10,745 SH  N/A  Other    N/A       10,745
Cummins Inc.                              COM          231021106      841     7,260 SH  N/A  Other    N/A        6,300          960
Datalink Corp.                            COM          237934104    4,641   384,215 SH  N/A  Other    N/A      345,170       39,045
Eastman Chemical Co.                      COM          277432100      847    12,120 SH  N/A  Other    N/A       10,420        1,700
Emcore Corp.                            COM NEW        290846203    7,792 1,338,750 SH  N/A  Defined  N/A    1,338,750
Emcore Corp.                            COM NEW        290846203    7,445 1,279,268 SH  N/A  Other    N/A    1,274,132        5,136
Exxon Mobil Corporation                   COM          30231G102      859     9,538 SH  N/A  Other    N/A        8,230        1,308
Finisar Corp.                           COM NEW        31787A507    5,482   415,625 SH  N/A  Defined  N/A      415,625
Finisar Corp.                           COM NEW        31787A507    9,561   724,863 SH  N/A  Other    N/A      691,677       33,186
Fluidigm Corp.                            COM          34385P108      636    34,370 SH  N/A  Other    N/A       34,370
GenMark Diagnostics, Inc.                 COM          372309104    1,240    96,000 SH  N/A  Other    N/A       96,000
Gentherm Inc.                             COM          37253A103    1,397    85,285 SH  N/A  Other     N/A      76,890        8,395
HeartWare International Inc.              COM          422368100      481     5,446 SH  N/A  Other     N/A       5,446
Humana Inc.                               COM          444859102      217     3,145 SH  N/A  Other     N/A       3,145
Integrated Device Technology I            COM          458118106    3,299   441,695 SH  N/A  Other     N/A     382,895       58,800
International Business Machines Corp.     COM          459200101      851     3,989 SH  N/A  Other     N/A       3,439          550
IntraLinks Holdings Inc.                  COM          46118H104    1,705   268,035 SH  N/A  Other     N/A     237,025       31,010
JDS Uniphase Corp.                   COM PAR $0.001    46612J507    1,337   100,000 SH  N/A  Defined   N/A     100,000
JDS Uniphase Corp.                   COM PAR $0.001    46612J507    4,214   315,331 SH  N/A  Other     N/A     306,506        8,825
Johnson & Johnson                         COM          478160104    1,037    12,718 SH  N/A  Other     N/A      11,473        1,245
Life Technologies Corp.                   COM          53217V109      802    12,406 SH  N/A  Other     N/A      12,406
Ligand Pharmaceuticals Inc.             COM NEW        53220K504      960    36,020 SH  N/A  Other     N/A      36,020
Marriott International Inc.              CL A          571903202      886    20,969 SH  N/A  Other     N/A      18,128        2,841
Masimo Corporation                        COM          574795100      531    27,041 SH  N/A  Other     N/A      27,041
Mindspeed Technologies, Inc.            COM NEW        602682205    2,258   680,000 SH  N/A  Defined   N/A     680,000
Mindspeed Technologies, Inc.            COM NEW        602682205    6,289 1,894,160 SH  N/A  Other     N/A   1,793,505      100,655
National Oilwell Varco Inc.               COM          637071101      757    10,700 SH  N/A  Other     N/A       9,280        1,420
Neogen Corp.                              COM          640491106      696    14,035 SH  N/A  Other     N/A      14,035
NeoGenomics Inc.                        COM NEW        64049M209    1,941   493,335 SH  N/A  Other     N/A     493,335
Novadaq Technologies Inc.                 COM          66987G102      589    59,435 SH  N/A  Other     N/A      59,435
Nuvasive Inc.                             COM          670704105      495    23,229 SH  N/A  Other     N/A      19,919        3,310
Oclaro, Inc.                            COM NEW        67555N206    3,600 2,857,000 SH  N/A  Defined   N/A   2,857,000
Oclaro, Inc.                            COM NEW        67555N206    4,868 3,863,798 SH  N/A  Other     N/A   3,820,558       43,240
Omnicell Inc.                             COM          68213N109    6,557   347,297 SH  N/A  Other     N/A     322,432       24,865
Onyx Pharmaceuticals Inc.                 COM          683399109      572     6,439 SH  N/A  Other     N/A       6,439
Oplink Communications, Inc.             COM NEW        68375Q403    1,558    95,000 SH  N/A  Defined   N/A      95,000
Oplink Communications, Inc.             COM NEW        68375Q403    2,785   169,827 SH  N/A  Other     N/A     167,857        1,970
OraSure Technologies Inc.                 COM          68554V108      218    40,460 SH  N/A  Other     N/A      40,460
Orexigen Therapeutics Inc.                COM          686164104    1,147   183,265 SH  N/A  Other     N/A     183,265
Pepsico Inc.                              COM          713448108      787     9,943 SH  N/A  Other     N/A       8,628        1,315
Pfizer Inc.                               COM          717081103      214     7,400 SH  N/A  Other     N/A       7,400
PMC-Sierra Inc.                           COM          69344F106      136    20,000 SH  N/A  Other     N/A      20,000
The Procter & Gamble Company              COM          742718109      743     9,638 SH  N/A  Other     N/A       8,528        1,110
Quidel Corp.                              COM          74838J101    4,342   182,804 SH  N/A  Other     N/A     172,324       10,480
Regeneron Pharmaceuticals, Inc.           COM          75886F107    1,170     6,633 SH  N/A  Other     N/A       5,900          733
Rochester Medical Corp.                   COM          771497104    1,876   128,348 SH  N/A  Other     N/A     128,348
RTI Biologics, Inc.                       COM          74975N105    2,099   534,000 SH  N/A  Defined   N/A     534,000
RTI Biologics, Inc.                       COM          74975N105   13,228 3,365,984 SH  N/A  Other     N/A   3,190,994      174,990
Ruckus Wireless Inc.                      COM          781220108    1,905    90,698 SH  N/A  Other     N/A      80,203       10,495
Saba Software                           COM NEW        784932600    2,917   366,920 SH  N/A  Other     N/A     324,385       42,535
Sagent Pharmaceuticals Inc.               COM          786692103      595    33,905 SH  N/A  Other     N/A      33,905
Sangamo Biosciences, Inc.                 COM          800677106      813    85,000 SH  N/A  Defined   N/A      85,000
Sangamo Biosciences, Inc.                 COM          800677106    1,775   185,700 SH  N/A  Other     N/A     185,700
Skyworks Solutions                        COM          83088M102    3,190   144,839 SH  N/A  Other     N/A     127,934       16,905
Solta Medical Inc.                        COM          83438K103       61    27,795 SH  N/A  Other     N/A      27,795
Southern Company                          COM          842587107      853    18,182 SH  N/A  Other     N/A      15,807        2,375
Southwest Airlines Co.                    COM          844741108      964    71,521 SH  N/A  Other     N/A      61,941        9,580
SPDR Trust Ser 1                        TR UNIT        78462F103      768     4,900 SH  N/A  Other     N/A       4,900
Spectranetics Corp.                       COM          84760C107    5,565   300,318 SH  N/A  Other     N/A     279,688       20,630
Staar Surgical Co.                   COM PAR $0.01     852312305       23     4,000 SH  N/A  Defined   N/A       4,000
Staar Surgical Co.                   COM PAR $0.01     852312305    1,243   220,727 SH  N/A  Other     N/A     203,777       16,950
Streamline Health Solutions, Inc.         COM          86323X106    3,759   582,721 SH  N/A  Other     N/A     534,742       47,979
SunOpta, Inc.                             COM          8676EP108    9,625 1,336,778 SH  N/A  Other     N/A   1,258,138       78,640
Superconductor Technologies, Inc.   COM PAR $0.001     867931404    1,270   498,227 SH  N/A  Defined   N/A     498,227
Superconductor Technologies, Inc.   COM PAR $0.001     867931404      846   331,753 SH  N/A  Other     N/A     331,537          216
Synergetics USA, Inc.                     COM          87160G107       69    20,000 SH  N/A  Defined   N/A      20,000
Synergetics USA, Inc.                     COM          87160G107    6,535 1,883,428 SH  N/A  Other     N/A   1,745,253      138,175
TearLab Corp.                             COM          878193101   10,114 1,465,738 SH  N/A  Other     N/A   1,366,048       99,690
Thoratec Corp.                          COM NEW        885175307    1,517    40,445 SH  N/A  Other     N/A      37,640        2,805
Triquint Semiconductor Inc.               COM          89674K103      932   184,173 SH  N/A  Other     N/A     164,222       19,951
Uroplasty Inc.                          COM NEW        917277204      559   224,536 SH  N/A  Other     N/A     224,536
V F Corporation                           COM          918204108      813     4,845 SH  N/A  Other     N/A       4,220          625
Vanguard Total Stock                 TOTAL STK MKT     922908769      251     3,100 SH  N/A  Other     N/A       3,100
Verizon Communications, Inc.              COM          92343V104      895    18,216 SH  N/A  Other     N/A      15,826        2,390
Vitesse Semiconductor Corporation       COM NEW        928497304    2,141   991,300 SH  N/A  Defined   N/A     991,300
Vitesse Semiconductor Corporation       COM NEW        928497304    3,396 1,572,078 SH  N/A  Other     N/A   1,572,078
Vivus Inc.                                COM          928551100    1,857   168,796 SH  N/A  Other     N/A     153,051       15,745
Volcano Corporation                       COM          928645100      348    15,627 SH  N/A  Other     N/A      15,627
Warner Chilcott ADR                      SHS A         G94368100      175    12,905 SH  N/A  Other     N/A      12,905
Wells Fargo & Co.                         COM          949746101      876    23,678 SH  N/A  Other     N/A      20,603        3,075
REPORT SUMMARY                            108                     242,843



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